Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the Company
Schedule of condensed balance sheets

Condensed Balance Sheets

	December 31
	2023	2024
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	344,215	270,631
Short-term investments	286,054	196,865
Other receivables	1,051,960	1,104,752
Due from subsidiaries	49,101,879	49,101,879
Total current assets	50,784,108	50,674,127
Investments in subsidiaries	985,740,913	975,581,038
TOTAL ASSETS	1,036,525,021	1,026,255,165
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	105,408,095	165,180,664
Current portion of long-term bank loan and other debt	392,972,209	391,904,066
Due to subsidiaries	338,802,242	336,597,872
Payroll and welfare payables	64,509	44,618
Total current liabilities	838,162,633	894,642,798
Other long-term debt	232,091,202	235,786,580
Total liabilities	1,070,253,835	1,130,429,378
Shareholders’ equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding 112,812,481 shares as of December 31, 2024 (2023: 113,671,841 shares)	17,554	17,554
Treasury shares	(116,793,448)	(116,593,657)
Additional paid-in capital	546,549,246	534,233,824
Retained earnings	(463,502,166)	(521,831,934)
Total shareholders’ equity	(33,728,814)	(104,174,213)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,036,525,021	1,026,255,165

Schedule of condensed statements of comprehensive income

Condensed Statements of Comprehensive (Loss)/Income

	Year ended December 31,
	2022	2023	2024
	US$	US$	US$
General and administrative expenses	(4,993,180)	(1,962,954)	(1,768,324)

Operating loss	(4,993,180)	(1,962,954)	(1,768,324)
Interest expense	(107,459,673)	(116,296,860)	(72,854,767)
Interest income	1,139	1,102	620
Net gain on debt extinguishment	9,620,914	169,932,886	13,018,597
Loss on short-term investments	(68,931,940)	(660,022)	(89,189)
Other expenses	1,395,668	6,760,754	1,207,746
Equity in (loss)/profit of subsidiaries, net	(92,986,489)	(17,492,881)	9,466,578
(Loss)/income from operations before income taxes	(263,353,561)	40,282,025	(51,018,739)
Income taxes	—	—	—
Net (loss)/income attributable to common shareholders	(263,353,561)	40,282,025	(51,018,739)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(56,538,757)	(4,987,693)	(3,918,230)
Comprehensive (loss)/income attributable to shareholders	(319,892,318)	35,294,332	(54,936,969)

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(263,353,561)	40,282,023	(51,018,739)
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Equity in loss/(profit) of subsidiaries, net	92,986,489	17,492,881	(9,466,578)
Stock based compensation expense	568,046	—	—
Loss on short-term investments	68,931,940	660,022	89,189
Proceeds from disposal of short-term investments	359,025	—	—
Amortization of deferred charges	5,472,222	7,739,849	345,921
Gain on extinguishment of debt	(9,620,914)	(169,932,886)	(13,018,597)
Other receivables	634,819	(14,125)	(52,792)
Other payable and accrued liabilities	53,426,168	93,426,988	76,551,386
Payroll and welfare payables	(460,149)	(381)	(19,890)
Net cash used in operating activities	(51,055,915)	(10,345,629)	3,409,900
Cash flows from investing activities:
Net cash used in investing activities	—	—	—
Cash flows from financing activities:
Changes in due from subsidiaries	54,889,206	17,823,271	(2,204,370)
Repayment of current portion of long-term bank loan and other long-term debt	—	(10,791,800)	(1,478,905)
Repayment of other long-term debts	(1,199,086)	—	—
Purchase of treasury shares	—	(731,871)	199,791
Proceeds from issuance of common shares	—	1,595,830	—
Net cash provided by/(used in) financing activities	53,690,120	7,895,430	(3,483,484)
Net increase/(decrease) in cash and cash equivalents	2,634,205	(2,450,199)	(73,584)
Cash and cash equivalents, at the beginning of the year	160,209	2,794,414	344,215

Cash and cash equivalents, at end of the period	2,794,414	344,215	270,631